As filed with the Securities and Exchange Commission on April 1, 2003

Registration Nos. 333-89875 and 811-09657

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☐
ACT OF 1940
Amendment No. 2	☒

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South, Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:
John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland, Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On April 30, 2003, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485
☒	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of securities being registered:

Flexible Premium Variable Life Insurance Policies

This filing is made solely to delay the effective date of Post-Effective Amendment No. 4 to this Registration Statement. Parts A, B and C of that Post-Effective Amendment No. 4 of this Form N-6 Registration Statement No. 333-89875, filed on January 21, 2003, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 458(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Birmingham and the State of Alabama, on the 28th day of March, 2003.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT (REGISTRANT)

By:	/S/ ANTHONY L. MCWHORTER
Anthony L. McWhorter Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/S/ ANTHONY L. MCWHORTER
Anthony L. McWhorter Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated

Signatures	Title	Date

C.B. HUDSON	Director

/S/ ANTHONY L. MCWHORTER ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	March 28, 2003

/S/ W. THOMAS AYCOCK W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	March 28, 2003

TONY G. BRILL	Director and Executive Vice President, Administration

LARRY M. HUTCHISON	Director

/S/ MICHAEL J. KLYCE MICHAEL J. KLYCE	Vice President and Treasurer	March 28, 2003

/S/ JOHN H. LIVINGSTON JOHN H. LIVINGSTON	Director, Secretary and Counsel	March 28, 2003

/S/ CAROL A. MCCOY CAROL A. MCCOY	Director and Assistant Secretary	March 28, 2003

/S/ ROSS W. STAGNER ROSS W. STAGNER	Director and Senior Vice President, Marketing	March 28, 2003

/S/ TERRY W. DAVIS TERRY W. DAVIS	Director and Senior Vice President, Administration	March 28, 2003

/S/ CARR W. PATTERSON CARR W. PATTERSON	Vice President and Controller	March 28, 2003